Taxation (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TaxationLineItems [Line Items]
Profit (loss) before tax	€ 5,072	€ 15,254	€ 30,857
Fair value gains on derivative financial instruments	3,400
Goodwill impairment	1,060
Current tax expense	€ 100	30
Tax rate	12.50%
Current-year losses for which no deferred tax asset is recognized	€ 508	805	€ 4,647
Share-based payments		3,124
Unused trading losses	€ 2,423	€ 2,935
IRELAND
TaxationLineItems [Line Items]
Tax rate	12.50%
Rate of applicable	25.00%
Unused trading losses	€ 18,700
UNITED ARAB EMIRATES
TaxationLineItems [Line Items]
Current tax expense	€ 375,000
Tax rate	9.00%
Rate of applicable	9.00%
Unused trading losses	€ 800
SPAIN
TaxationLineItems [Line Items]
Current tax expense	€ 1,000
Tax rate	70.00%
Rate of applicable	25.00%
Unused trading losses	€ 300
SOUTH AFRICA
TaxationLineItems [Line Items]
Tax rate	27.00%
Unused trading losses	€ 1
Carried forward period	5 years